Condensed Consolidated Statements of Cash Flows (unaudited) (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Jan. 01, 2019
Statement of Cash Flows [Abstract]
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Disposal Group, Including Discontinued Operations	$ 100.4	$ 27.4	$ 27.4	$ 36.7	$ 36.7	$ 46.3